General information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
General information

1	General information
Patria Investments Limited (the “Company”) has subsidiaries located in Cayman Islands and in order to consolidate part of its operation in the same jurisdiction, thus reducing operating costs and providing synergy transferred its headquarters from Bermuda to the Cayman Islands on October 12, 2020. Since then, the Company’s obligations, whether legal, regulatory, or financial, will be complied with in accordance with the applicable laws and regulations of the Cayman Islands.
The Company is a holding company controlled by Patria Holdings Ltd., which held 60% of the Company’s common shares as of December 31, 2020 and is ultimately controlled by a group of individuals.
The Company and its subsidiaries (collectively, the “Group”) are a private markets investment firm focused on investing in Latin America. Since 1994 the Group has expanded from its initial flagship private equity funds, to other investment products, such as its flagship infrastructure development funds (its private equity approach applied to infrastructure assets), its co-investments
funds (focused on successful companies from its flagship funds), its constructivist equity funds (applying its private equity approach to listed companies), as well as its real estate and credit funds. The Group operates around the globe, including investment offices in, Montevideo (Uruguay), São Paulo (Brazil), Bogota (Colombia), and Santiago (Chile), as well as client-coverage offices in New York and Los Angeles (United States), London (United Kingdom), Dubai (UAE), and Hong Kong (China) to cover the investor base of its underlying investment products, in addition to its corporate business and management office in Grand Cayman (Cayman Islands).
The Group’s main executive office is located at 18 Forum Lane, Grand Cayman, Cayman Islands.
The
COVID-19
pandemic has developed rapidly in 2020, with a significant number of cases. Measures taken by various governments to contain the virus have affected economic activity. The Company has taken a number of measures to monitor and mitigate the effects of
COVID-19,
such as safety and health measures for its people (such as social distancing and working from home) and securing the supply of materials that are essential to the maintenance of its offices.
At this stage, the impact on business and results has not been significant and based on the experience to date it is expected to remain the case. The Company will continue to follow the various government policies and advice and, in parallel, the Company will do the utmost to continue to operate in the best and safest way possible without jeopardizing the health of its people.
Management has considered the consequences of
COVID-19
and other events and conditions, and it has determined that they do not create a material uncertainty that casts significant doubt upon the entity’s ability to continue as a going concern.
These consolidated financial statements for the years ended December 31, 2020, 2019 and 2018 include financial information regarding the Company and its subsidiaries, as described in note 5.